Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Paul Perrault PEO (1)	Compensation Actually Paid to Paul Perrault PEO (2)	Summary Compensation Table Total for Nitin Mhatre PEO (1)	Compensation Actually Paid to Nitin Mhatre PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (thousands) (7)	Operating ROTCE (%)(8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,284,440	$1,304,333	$8,542,850	$8,425,616	$2,129,030	$2,122,434	$115	$152	$90,271	10.91%
2024	$—	$—	$2,662,950	$2,680,210	$991,245	$909,963	$100	$131	$61,003	9.56%
2023	$—	$—	$2,633,381	$1,658,299	$907,631	$635,368	$85	$116	$69,598	10.05%
2022	$—	$—	$2,609,600	$2,984,797	$957,688	$987,755	$99	$116	$92,533	10.07%
2021	$—	$—	$2,292,852	$2,947,138	$616,334	$643,915	$93	$125	$118,664	7.58%

Company Selected Measure Name	•Asset Quality
Named Executive Officers, Footnote	Nitin Mhatre was our PEO from 2021 through close of the Transaction. Paul Perrault is our PEO effective as of the close of the Transaction. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Mhatre and Mr. Perrault, respectively for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Named Executive Compensation - Summary Compensation Table." The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named officers as a group, (excluding Mr. Perrault, who has served as our PEO since close of the Transaction and Mr. Mhatre who served as our PEO from 2021 - close of the Transaction)(the "non-PEO NEOs") in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in 2025 are as follows: (i) Carl M. Carlson, Sean A. Gray, Jacqueline Courtwright, Wm. Gordon Prescott, Brett Brbovic, James Brown, and Gregory Lindenmuth.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Perrault and Mr. Mhatre, respectively, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual amounts of compensation earned or paid to Mr. Perrault or Mr. Mhatre, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Perrault and Mr. Mhatre's total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO - Perrault	Less Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Changes in the Actuarial Present Value of Pension Benefits (c)	Pension Benefits Adjustments (d)	Compensation Actually Paid to PEO
2025	1,284,440	(452,684)	472,577	—	—	1,304,333

(a)	Amounts reported in this column reflect the subtraction of the grant date fair value of equity awards, reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity award granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the sample applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards - Perrault	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the Fair Value or Total Compensation	Total Equity Award Adjustments
2025	472,577	—	—	—	—	472,577

Year	Reported Summary Compensation Table Total for PEO - Mhatre	Less Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Changes in the Actuarial Present Value of Pension Benefits (c)	Pension Benefits Adjustments (d)	Compensation Actually Paid to PEO
2025	$8,542,850	$—	$(117,234)	$—	$—	$8,425,616

(a)	Amounts reported in this column reflect the subtraction of the grant date fair value of equity awards, reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity award granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the sample applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards - Mhatre	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$—	$—	$—	$(117,234)	$—	$(117,234)

Non-PEO NEO Average Total Compensation Amount	$ 2,129,030	$ 991,245	$ 907,631	$ 957,688	$ 616,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,122,434	909,963	635,368	987,755	643,915
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEO's, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non PEO-NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Changes in the Actuarial Present Value of Pension Benefits	Average Pension Benefits Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,129,030	$(28,432)	$21,836	$—	$—	$2,122,434

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$29,681	$—	$—	$21,836	$—	$21,836

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR

The amount of compensation actually paid to Mr. Perrault and Mr. Mhatre, respectively, and the average amount of compensation actually paid to the Company's Named Officers as a group (excluding Mr. Perrault and Mr. Mhatre) is aligned with the Company's cumulative TSR over the five years presented in the table when taking into account certain one time events and market conditions. In 2025, the Company's TSR was impacted by the issuance of new shares in connection with the Transaction and merger related expenses. The alignment of compensation actually paid with the Company's cumulative TSR over the period presented is important because a significant amount of the compensation actually paid to Mr. Perrault and Mr. Mhatre, respectively, and the other Named Officers is comprised of performance based equity awards. In general, these awards cliff vest at the end of a three-year term and the vesting of the awards is based on the Company's achievement of certain identified performance targets, including TSR. As more fully described in this Proxy Statement, Mr. Mhatre departed the Company in connection with the Transaction. As such, Mr. Mhatre's compensation for 2025 was impacted by certain contractual payments he received in connection with the Transaction. Mr. Perrault joined the Company in September 2025, therefore his compensation for 2025 reflects a prorated period. For more information about the Company's performance based equity awards, please see the Compensation Discussion and Analysis portion of this document.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
	The amount of compensation actually paid to Mr. Perrault and Mr. Mhatre, respectively, and the average amount of compensation actually paid to the Company's Named Officers as a group (excluding Mr. Perrault and Mr. Mhatre) is generally aligned with the Company's net income over the five years presented in the table when taking into account the one-time items discussed above relative to the Tranaction. The Compensation Committee considers net income among other financial performance factors when evaluating executive compensation decisions.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Asset Quality

The amount of compensation actually paid to Mr. Perrault and Mr. Mhatre, respectively, and the average amount of compensation actually paid to the Company's Named Officers as a group (excluding Mr. Perrault and Mr. Mhatre) is generally aligned with the Company's asset quality over the five years presented in the table. The Company uses asset quality as a performance measure for the attainment of performance goals for performance based equity grants. Asset quality is an important metric for the Company's overall performance given the business of the Bank involves making loans. Asset quality metrics are generally correlated with the performance of the Bank, and, by extension, the Company with regard to the financial health and performance of the Company.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The graph below shows the relationship between our TSR and the KBW Nasdaq Regional Banking Index TSR, our peer group. This comparison assumes $100 was invested on December 31, 2020 in our common stock and the comparison group and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends.

Tabular List, Table
•Total Return to Stockholders
•Asset Quality
•Operating Return on Tangible Common Equity
•Operating Return on Assets
•Operating Pre-tax Pre-Provision Net Revenue
•Efficiency Ratio
•Net Charge-offs/Average Loans

Total Shareholder Return Amount	$ 115	100	85	99	93
Peer Group Total Shareholder Return Amount	152	131	116	116	125
Net Income (Loss)	$ 90,271,000,000	$ 61,003,000,000	$ 69,598,000,000	$ 92,533,000,000	$ 118,664,000,000
PEO Name		Mr. Mhatre	Mr. Mhatre	Mr. Mhatre	Mr. Mhatre
Additional 402(v) Disclosure
Pay-versus-Performance Disclosure

Consistent with the requirements of the Dodd Frank Act Section 953(a) and Item 402(v) of Regulation S-K, we are providing the following disclosures about the relationship between the Company's financial performance and executive compensation. These disclosures are designed to comply with the pay-versus-performance ("Pay-versus-Performance") metrics as established by the SEC. For additional information regarding the Company's variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company's performance, please refer to "Executive Compensation - Compensation Discussion and Analysis."
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Financial Performance Measures

As more fully described in the Compensation Discussion and Analysis, the Company's executive compensation program reflects a variable pay-for-performance philosophy. The Compensation Committee selects metrics for the Company's short-term and long-term incentive awards that are intended to incentivize our executives to increase Company value for our stockholders. For the most recently completed fiscal year, the most important financial measures used by the Company to link executive compensation actually paid to the Company's Named Officers to the Company's performance are as follows:
Analysis of the Information Presented in the Pay-versus-Performance Table

As described in more detail in the Compensation Discussion and Analysis portion of this document, the Company's executive compensation program reflects a variable pay-for-performance philosophy. The Compensation Committee has developed a compensation philosophy over a period of years that is designed to attract, retain, and motivate executives to further the Company's long-term strategic plan and drive stockholder value. This program is designed to be fair and appropriate within the Company and the markets in which the Company operates. While the Company's program utilizes several performance metrics to align executive compensation with Company performance, all of those measures are not presented in the Pay-versus-Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for
	a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay-versus-Performance table.
Measure:: 1
Pay vs Performance Disclosure
Name	•Total Return to Stockholders
Measure:: 2
Pay vs Performance Disclosure
Name	•Asset Quality
Non-GAAP Measure Description	Asset quality is based on net charges offs as a percentage of loans over the performance grant measurement period as compared to peers.
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.1091	0.0956	0.1005	0.1007	0.0758
Name	Operating Return on Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Return on Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Pre-tax Pre-Provision Net Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 7
Pay vs Performance Disclosure
Name	Net Charge-offs/Average Loans
Paul Perrault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,284,440
PEO Actually Paid Compensation Amount	$ 1,304,333
PEO Name	Mr. Perrault
Nitin Mhatre [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,542,850	$ 2,662,950	$ 2,633,381	$ 2,609,600	$ 2,292,852
PEO Actually Paid Compensation Amount	$ 8,425,616	$ 2,680,210	$ 1,658,299	$ 2,984,797	$ 2,947,138
PEO Name	Mr. Mhatre
PEO | Paul Perrault [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Paul Perrault [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul Perrault [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,684)
PEO | Paul Perrault [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,577
PEO | Paul Perrault [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,577
PEO | Paul Perrault [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul Perrault [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul Perrault [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul Perrault [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,234)
PEO | Nitin Mhatre [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nitin Mhatre [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,234)
PEO | Nitin Mhatre [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,432)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,836
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,681
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,836
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0